Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Operating Leased Assets [Line Items]
Land use right	¥ 85,160,348	$ 12,386,059	¥ 85,160,348
Less: accumulated amortization	(22,570,692)	(3,282,771)	(20,649,782)
Net book value	¥ 62,589,656	$ 9,103,288	¥ 64,510,566